Class A Ordinary Shares Subject to Possible Redemption (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Summary Of Ordinary shares Issued Rrecognized in Class A Ordinary Shares Subject To Possible Redemption
The Class A ordinary shares issued in the Initial Public Offering were recognized in Class A ordinary shares subject to possible redemption as follows:

Class A ordinary shares subject to possible redemption at December 31, 2021	$483,000,000
Increase in redemption value of Class A ordinary shares subject to possible redeem	4,168,822
Class A ordinary shares subject to possible redemption at December 31, 2022	487,168,822
Redemptions of Class A ordinary shares	(480,946,296)
Increase in redemption value of Class A ordinary shares subject to possible redeem	135,254
Class A ordinary shares subject to possible redemption at September 30, 2023	$6,357,780

The Class A ordinary shares issued in the Initial Public Offering were recognized in Class A ordinary shares subject to possible redemption as follows:
Gross Proceeds	$483,000,000
Less:
Offering costs allocated to Class A shares subject to possible redemption	(26,406,165)
Proceeds allocated to Public Warrants at issuance	(12,863,680)
Plus:
Accrection on Class A ordinary shares subject to possible redemption amount	39,269,845
Class A ordinary shares subject to possible redemption at December 31, 2021	483,000,000
Increase in redemption value of Class A ordinary shares subject to possible redeem	4,168,822
Class A ordinary shares subject to possible redemption at December 31, 2022	$487,168,822